Share-based payments - Additional information (Detail)	12 Months Ended
	Dec. 31, 2020 Instrument £ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of cancellations employees electing to withdraw their investment shares before vesting of their matching shares	15.00%
Liability for cash-settled awards | $		$ 19,000,000	$ 7,000,000
Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share-based payment charge for plan	100.00%	100.00%
Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share-based payment charge for plan	100.00%	100.00%
Performance share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of forfeitures, prior to vesting, on outstanding awards	5.00%	5.00%
Description of vesting requirements for share-based payment arrangement	Forfeitures prior to vesting are assumed at 5% per annum of outstanding awards (2017: 5% per annum).
Number of global mining comparators | Instrument	10
Performance share plans | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding | shares			48,191
Liability for cash-settled awards | $			$ 3,000,000
Performance share plans | Rio Tinto plc | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding | shares		49,019
Liability for cash-settled awards | $		$ 13,000,000
Performance share plans | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding | shares		276,722	15,164
Management share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of forfeitures, prior to vesting, on outstanding awards	7.00%	7.00%
Description of vesting requirements for share-based payment arrangement	The vesting of these awards is dependent on service conditions being met.
Bonus deferral plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of method of settlement for share-based payment arrangement	3	3
Description of vesting requirements for share-based payment arrangement	The vesting of these awards is dependent only on service conditions being met.
Global employee share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of forfeitures, prior to vesting, on outstanding awards	5.00%	5.00%
Description of vesting requirements for share-based payment arrangement	The vesting of these matching awards is dependent on service conditions being met and the continued holding of investment shares by the participant until vesting.
Share Incentive Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability for cash-settled awards | $			$ 4,000,000
Share Incentive Plans | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability for cash-settled awards | $		$ 6,000,000
Share Incentive Plans | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding | shares		52,881	89,253
Share Incentive Plans | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding | shares		81,050	14,878
Executive Directors And Product Group Executives | Bonus deferral plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of method of settlement for share-based payment arrangement	50
Description of vesting requirements for share-based payment arrangement	50% of the bonuses
Other Executives | Bonus deferral plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of method of settlement for share-based payment arrangement	25
Ranges Of Exercise Prices For Outstanding Share Options Three | Share Option Plan | Rio Tinto plc | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | £ / shares	£ 16
Ranges Of Exercise Prices For Outstanding Share Options Three | Share Option Plan | Rio Tinto plc | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | £ / shares	25
Ranges Of Exercise Prices For Outstanding Share Options Four | Share Option Plan | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | £ / shares	£ 33